Unaudited Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2016 CNY (¥)
Cash flows from operating activities:
Net cash provided by operating activities	$ 66,390	¥ 441,710	¥ 267,291
Cash flows from investing activities:
Purchase of property, plant and equipment	(3,313)	(22,045)	(18,279)
Proceeds from disposal of property, plant and equipment	4	28	153
Acquisition of available-for-sale equity securities			(66,154)
Net cash used in investing activities	(3,309)	(22,017)	(84,280)
Cash flows from financing activities:
Repayment of bank loan			(60,000)
Net cash used in financing activities			(60,000)
Effect of foreign currency exchange rate change on cash and cash equivalents	(402)	(2,677)	11,214
Net increase in cash and cash equivalents	62,679	417,016	134,225
Cash and cash equivalents at beginning of period	527,597	3,510,264	3,008,422
Cash and cash equivalents at end of period	590,276	3,927,280	3,142,647
Supplemental disclosures of cash flow information:
Cash paid for income taxes	4,868	32,390	23,504
Cash refund for income taxes			960
Cash paid for interest, net of capitalized interest	$ 231	¥ 1,537	¥ 52,929